UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: 555 California Street, Suite 300
         San Francisco, CA  94104

Form 13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R. Boster
Title: Senior Marketing Associate
Phone: (415) 445-5211

Signature, Place, and Date of Signing:


   /s/ Thomas R. Boster               San Francisco, CA     November 14, 2011
--------------------------------    ---------------------   -----------------
         [Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        	70
Form 13F Information Table Value Total:    $89,546
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC                      COM              00817Y108      215     5928 SH       SOLE                     5928
ALCATEL-LUCENT                 COM              013904305      496   175301 SH       SOLE                   163492             11809
ANDERSONS INC                  COM              034164103      216     6425 SH       SOLE                     6425
AUTONATION INC                 COM              05329W102      364    11104 SH       SOLE                    11104
BLACKSTONE GROUP LP            COM              09253U108      176    14732 SH       SOLE                    14732
BOEING CO                      COM              097023105     3408    56316 SH       SOLE                    54275              2041
CARPENTER TECHNOLOGY CORP      COM              144285103      242     5386 SH       SOLE                     5386
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     2171    37639 SH       SOLE                    36850               789
CERNER CORP                    COM              156782104      470     6854 SH       SOLE                     6854
CF INDUSTRIES INC              COM              125269100     1845    14956 SH       SOLE                    14663               293
CHENIERE ENERGY INC.           COM              16411R208      306    59366 SH       SOLE                    54958              4408
CHENIERE ENERGY PARTNERS LP    COM              16411Q101      272    20098 SH       SOLE                    20098
CHURCH & DWIGHT CO             COM              171340102      399     9021 SH       SOLE                     9021
CLEAN HARBORS INC              COM              184496107      265     5159 SH       SOLE                     5159
CLIFFS NATURAL RESOURCES INC   COM              18683K101      936    18286 SH       SOLE                    17766               520
COEUR D'ALENE MINES            COM              192108504     2308   107658 SH       SOLE                   103327              4331
COMPLETE PRODUCTION SERVICES I COM              20453E109     1473    78140 SH       SOLE                    75780              2360
COPART INC COM                 COM              217204106     2049    52367 SH       SOLE                    51147              1220
DEXCOM INC.                    COM              252131107      317    26404 SH       SOLE                    26404
DIRECTV - CLASS A              COM              25490A101     1939    45869 SH       SOLE                    44922               947
DISH NETWORK CORP              COM              25470M109      208     8322 SH       SOLE                     8322
DOMINO'S PIZZA INC             COM              25754A201      361    13240 SH       SOLE                    13240
EASTMAN CHEM CO COM            COM              277432100      235     3428 SH       SOLE                     3428
EXPRESS SCRIPTS INC            COM              302182100     1357    36597 SH       SOLE                    35813               784
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     1565    51394 SH       SOLE                    49248              2146
GLU MOBILE INC                 COM              379890106      340   160938 SH       SOLE                   154338              6600
GOODYEAR TIRE & RUBBER         COM              382550101      127    12574 SH       SOLE                    12574
HEXCEL CORP NEW COM            COM              428291108     3308   149273 SH       SOLE                   142041              7232
INFOSPACE INC                  COM              45678T300     2334   279137 SH       SOLE                   269107             10030
INTERNATIONAL BUSINESS MACHINE COM              459200101     2237    12792 SH       SOLE                    12518               274
INTEROIL CORP                  COM              460951106      670    13734 SH       SOLE                    12699              1035
IVANHOE MINES LTD              COM              46579N103     1330    97060 SH       SOLE                    94985              2075
JAMBA INC                      COM              47023A101      302   233770 SH       SOLE                   216455             17315
KKR FINANCIAL HOLDINGS LLC     COM              48248A306      983   132279 SH       SOLE                   129178              3101
KODIAK OIL & GAS CORP          COM              50015Q100      770   147878 SH       SOLE                   141420              6458
LAS VEGAS SANDS INC.           COM              517834107     7555   197057 SH       SOLE                   189153              7904
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      405     6703 SH       SOLE                     6703
MAGNUM HUNTER RESOURCES CORP   COM              55973B102     2806   847615 SH       SOLE                   809821             37794
MAKO SURGICAL CORP             COM              560879108      372    10865 SH       SOLE                     9538              1327
MARKET VECTORS AGRIBUSINESS ET COM              57060U605      203     4695 SH       SOLE                     4340               355
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      912    19445 SH       SOLE                    18887               558
MELCO CROWN ENTERTAINMENT LTD  COM              585464100      205    24711 SH       SOLE                    24711
MOSAIC COMPANY (THE)           COM              61945C103     1883    38450 SH       SOLE                    37297              1153
NEWMONT MINING CORP HOLDINGS C COM              651639106      686    10903 SH       SOLE                    10021               882
NEWPORT CORP                   COM              651824104      231    21389 SH       SOLE                    21389
NUANCE COMMUNICATIONS INC COM  COM              67020Y100      318    15632 SH       SOLE                    15632
ORACLE CORP                    COM              68389X105     1236    43020 SH       SOLE                    42014              1006
PATTERSON-UTI ENERGY INC.      COM              703481101      236    13620 SH       SOLE                    12591              1029
PERRIGO CO                     COM              714290103     2656    27349 SH       SOLE                    26457               892
PIONEER DRILLING CO.           COM              723655106     1697   236408 SH       SOLE                   228709              7699
POTASH CORP SASK INC COM       COM              73755L107     2795    64680 SH       SOLE                    62796              1884
RED HAT INC                    COM              756577102     1512    35772 SH       SOLE                    33729              2043
SILICON GRAPHICS INTERNATIONAL COM              82706L108     2449   205487 SH       SOLE                   197224              8263
SILVER WHEATON CORP            COM              828336107      813    27614 SH       SOLE                    26361              1253
SIX FLAGS ENTERTAINMENT CORP   COM              83001A102      390    14080 SH       SOLE                    14080
SPIRIT AEROSYSTEMS HOLDINGS IN COM              848574109      229    14385 SH       SOLE                    14385
STILLWATER MINING CO           COM              86074Q102      145    17115 SH       SOLE                    15880              1235
SWISHER HYGIENE INC            COM              870808102     2090   516068 SH       SOLE                   493455             22613
TERRA NITROGEN CO LP           COM              881005201     2627    18188 SH       SOLE                    17301               887
TIME WARNER CABLE INC          COM              88732J207     1408    22462 SH       SOLE                    21939               523
TRANSACT TECHNOLOGIES INC.     COM              892918103      211    26032 SH       SOLE                    26032
U.S. ENERGY CORP               COM              911805109      136    58736 SH       SOLE                    54432              4304
ULTRATECH INC.                 COM              904034105     1150    67039 SH       SOLE                    65210              1829
UNION PACIFIC CORP             COM              907818108     1064    13031 SH       SOLE                    12725               306
VIACOM INC CL B                COM              92553P201     1642    42373 SH       SOLE                    41423               950
WALTER ENERGY INC              COM              93317Q105     2752    45860 SH       SOLE                    44376              1484
WHITING PETROLEUM CORP         COM              966387102     1209    34456 SH       SOLE                    33650               806
WYNN RESORTS LTD               COM              983134107     3642    31646 SH       SOLE                    30661               985
YAHOO INC                      COM              984332106     2629   199615 SH       SOLE                   190101              9514
ELAN PLC ADR                                    284131208     3259   309529 SH       SOLE                   297050             12479